FAIR VALUE - Available for Sale Investment Portfolio (Details) - Ardellis Insurance Ltd. - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021
Available-for-sale securities
Total Securities Cost	$ 54,039	$ 45,932
Unrealized Gain (Loss)	1,603	9,483
Total Fair Value	55,642	55,415
Fixed Income
Available-for-sale securities
Debt Securities Cost	21,399	18,169
Debt Securities Unrealized Gain/(Loss)	(2,113)
Debt Securities Unrealized Gain/(Loss)		409
Debt Securities Fair Value	19,286	18,578
Treasury securities
Available-for-sale securities
Debt Securities Cost	343	342
Debt Securities Fair Value	343	342
Equity
Available-for-sale securities
Equity Securities Cost	15,762	15,196
Equity Securities Unrealized Gain/(Loss)	1,575	4,967
Equity Securities Fair Value	17,337	20,163
Mutual Fund
Available-for-sale securities
Debt Securities Cost	13,430	9,222
Debt Securities Unrealized Gain/(Loss)	1,144	3,325
Debt Securities Fair Value	14,574	12,547
Alternative Investments
Available-for-sale securities
Debt Securities Cost	3,105	3,003
Debt Securities Unrealized Gain/(Loss)	997	782
Debt Securities Fair Value	$ 4,102	$ 3,785